Aug. 29, 2018
WESTWOOD SHORT DURATION HIGH YIELD FUND

THE ADVISORS’ INNER CIRCLE FUND

Westwood Short Duration High Yield Fund (the “Fund”)

Supplement dated August 29, 2018 to:

•	the Fund’s Institutional Shares Summary Prospectus and A Class Shares Summary Prospectus, each dated March 1, 2018 (the “Summary Prospectuses”);

•	the Fund’s Institutional Shares Prospectus, dated March 1, 2018, as supplemented July 19, 2018 (the “Institutional Shares Prospectus”); and

•	the Fund’s A Class Shares Prospectus, dated March 1, 2018 (the “A Class Shares Prospectus,” and, together with the Institutional Shares Prospectus, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectuses, and should be read in conjunction with the Summary Prospectuses and Prospectuses.

1.	The first paragraph of the “Principal Investment Strategies” section in each Summary Prospectus, and the corresponding sections of the Prospectuses, is hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of the 80% policy, high yield securities include “junk” bonds (bonds rated BB+/Ba1, or below, by independent rating agencies at the time of purchase by the Fund, or bonds that are unrated but judged to be of comparable quality by SKY Harbor Capital Management, LLC (the “Sub-Adviser”)), as well as senior secured, second lien or other subordinated or unsecured fixed or floating rate bank loans (through both assignments and participation). The Fund may invest in securities of any rating, including securities that are in default.

2.	The following disclosure is hereby added to the “Principal Risks” section in each Summary Prospectus, and the corresponding sections of the Prospectuses:

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

3.	The following disclosure is hereby added to the “More Information about Risk” section in the A Class Shares Prospectus:

Bank Loans Risk – Bank loans are arranged through private negotiations between a company and one or more financial institutions (lenders). Investments in bank loans are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. This means bank loans are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. Bank loans made in connection with highly leveraged transactions, including operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing, are subject to greater credit risks than other types of bank loans. In addition, it may be difficult to obtain reliable information about and value any bank loan.

A Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In connection with purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When a Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Furthermore, transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations.

Bank loans may not be considered “securities,” and purchasers, such as a Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WHG-SK-051-0100